Summary of Significant Accounting Policies - Useful Lives of Property and Equipment (Details)	6 Months Ended
Jun. 30, 2021
Computers and equipment
Property, Plant and Equipment [Line Items]
Useful life (in years)	3 years
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Useful life (in years)	5 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Useful life (in years)	7 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Useful life (in years)	5 years